Leases - Maturities of operating lease liabilities (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Leases
2025	¥ 189,853
2026	141,039
2027	101,221
2028	92,245
2029	61,015
Thereafter	51,056
Total operating lease payments	636,429
Less: imputed interest	(52,220)
Total	¥ 584,209